Financial Instruments - Summary of Fair Value Hedges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (2,134)	£ (2,045)
€500m bond and €500m interest rate swaps maturing 2021 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ 0	(448)
Fixed rate	0.40%
Floating rate	Euribor+0.3%
$700m bond and $700m interest rate swaps maturing 2023 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (517)	(513)
Fixed rate	3.50%
Floating rate	USD LIBOR+0.8%
€500m bond and €500m interest rate swaps maturing 2024 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (421)	(448)
Fixed rate	1.00%
Floating rate	Euribor+0.7%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (494)	(490)
Fixed rate	1.30%
Floating rate	USD LIBOR+1.3%
$200m bond and $200m interest rate swaps maturing 2027 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (148)	(146)
Fixed rate	7.20%
Floating rate	USD LIBOR+5.8%
$750m bond and $750m interest rate swaps maturing 2030 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (554)	£ 0
Fixed rate	3.00%
Floating rate	USD LIBOR+1.6%